Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2019
Statement [LineItems]
Summary of Financial Assets and Liabilities Measured at Fair Value	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of September 30, 2019 and December 31, 2018
:

	September 30, 2019		December 31, 2018
	Level 1	Level 2	Level 1	Level 2
Derivative financial instrument asset	21	2,176	—	2,605
Derivative financial instrument liability	205	1,244	236	881

Summary of Outstanding Interest Rate Swap Agreements
As of September 30, 2019, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability September 30, 2019		Fair Value Asset September 30, 2019
2019	Ps.	4,004	Ps.	(40)	Ps.	—
2020		4,548		(189)		—
As of December 31, 2018, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,013	Ps.	(49)	Ps.	—
2020		4,559		(112)		—
2021		4,035		(110)		—

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
As of September 30, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability September 30, 2019		Fair Value Asset September 30, 2019
2019	Ps.	3,301	Ps.	(31)	Ps.	83
2020		4,323		(17)		58
As of December 31, 2018, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,768	Ps.	(66)	Ps.	109

Disclosure of Outstanding Call Options to Purchase Foreign Currency
As of September 30, 2019, the Company paid a net premium of Ps. 9 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability September 30, 2019		Fair Value Asset September 30, 2019
2019	Ps.	245	Ps.	(2)	Ps.	9
2020		112		—		8
At December 31, 2018, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	1,734	Ps.	(33)	Ps.	57

Disclosure of Outstanding Cross Currency Swap Agreements
At September 30, 2019, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability June 30, 2019		Fair Value Asset June 30, 2019
2019	Ps.	4,641	Ps.	—	Ps.	815
2020		14,366		(174)		1,125
2023		11,193		(247)		25
2027		6,873		(545)		54
As of December 31, 2018, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 30, 2018	Fair Value Asset December 31, 2018
2019	Ps.	4,652	Ps. —	Ps.	498
2020		14,400	(79)		969
2021		4,035	—		586
2023		11,219	(390)		135
2027		6,889	(42)		202

Disclosure of Fair Value of Commodity Price Contracts
As of September 30, 2019, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Liability September 30, 2019		Fair Value Asset September 30, 2019
2019	Ps.	922	Ps.	(65)	Ps.	4
2020		1,018		(21)		10
As of December 31, 2018, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018	Fair Value Asset December 31, 2018
2019	Ps.	1,223	(88)	—
As of September 30, 2019, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability September 30, 2019		Fair Value Asset September 30, 2019
2019	Ps.	223	Ps.	(23)	Ps.	—
2020		255		(10)		—
As of December 31, 2018, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018	Fair Value Asset December 31, 2018
2019	Ps.	265	(17)	—
As of September 30, 2019, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Liability September 30, 2019		Fair Value Asset September 30, 2019
2019	Ps.	333	Ps.	(76)	Ps.	—
2020		333		(9)		5
As of December 31, 2018, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018	Fair Value Asset December 31, 2018
2019	Ps.	1,303	(131)	—